Summary of Deposit Liabilities (Details) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Disclosure Of Deposits From Customers [Line Items]
Demand	$ 157,256
Notice	704,125
Term	553,974
Total deposits	1,415,355	$ 1,416,420
Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	757,521
United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	576,602
International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	81,232
US federal funds deposited [member]
Disclosure Of Deposits From Customers [Line Items]
US federal funds deposited	10,937	9,498
Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	18,339
Notice	514,885
Term	95,643
Total deposits	628,867	660,838
Personal [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	319,379
Personal [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	309,488
Personal [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	0
Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	11,749
Notice	423
Term	37,111
Total deposits	49,283	38,263
Bank Deposits [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	18,815
Bank Deposits [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	29,898
Bank Deposits [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	570
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	127,168
Notice	188,817
Term	195,235
Total deposits	511,220	530,869
Business and government [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	357,463
Business and government [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	151,520
Business and government [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	2,237
Personal Banks Business And Goverment [Member]
Disclosure Of Deposits From Customers [Line Items]
Demand	157,256
Notice	704,125
Term	327,989
Total deposits	1,189,370	1,229,970
Personal Banks Business And Goverment [Member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	695,657
Personal Banks Business And Goverment [Member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	490,906
Personal Banks Business And Goverment [Member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	2,807
Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	0
Notice	0
Term	25,077
Total deposits	25,077	23,805
Trading deposits [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	17,621
Trading deposits [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	2,867
Trading deposits [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	4,589
Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	0
Notice	0
Term	200,908
Total deposits	200,908	162,645
Deposits designated at fair value through profit or loss [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	44,243
Deposits designated at fair value through profit or loss [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	82,829
Deposits designated at fair value through profit or loss [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	73,836
Non interest bearing deposits [member] | Domestic Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	65,307	76,551
Non interest bearing deposits [member] | Foreign Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	82,396	91,175
Interest bearing deposits 1 [member] | Domestic Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	692,214	686,518
Interest bearing deposits 1 [member] | Foreign Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	534,712	552,678
Deposits And Advances With The Federal Home Loan Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	$ 29,789	$ 0